Share-Based Compensation - Summary of Capped Value Appreciation Rights (Detail) - CVARs [Member] - 2015 EIP [Member] - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning	11,088,658	11,088,658
Granted	0	0
Forfeited	0	0
Non-vested balance, ending	11,088,658	11,088,658
Non-vested units, Beginning balance	$ 2.07	$ 2.07
Weighted average grant date fair value, Granted		0
Weighted average grant date fair value, forfeited		0
Non-vested units , Ending balance		$ 2.07